FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

(a)    Fair value presentation

An established fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is available and significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -
Observable inputs other than quoted prices in active markets for identical assets and liabilities, such as quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Inputs that are generally unobservable and are supported by little or no market activity and that are significant to the fair value determination of the assets or liabilities.

The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the immediate or short-term maturity of these financial instruments. Based on borrowing rates currently available to us for loans with similar terms, the carrying values of our obligations under capital leases, long-term obligations and other long-term liabilities approximate their fair values.

Derivatives, such as foreign currency forward contracts, may be used to hedge the foreign exchange risk on cash flows from commitments denominated in a foreign currency. Derivatives are recorded in Accounts receivable or Accounts payable and accrued liabilities and measured at fair value at each balance sheet date. Any resulting gains and losses from changes in the fair value are recorded in Foreign exchange gain (loss).

Fair value of the foreign currency forward contracts are based on observable market inputs such as forward rates in active markets, which represents a Level 2 measurement within the fair value hierarchy.

As at December 31, 2018, we were committed to foreign currency forward contracts totaling $50.1 million Canadian dollars with an average forward rate of 1.3176, maturing between January to December 2019. We recorded unrealized loss of $1,201 in Foreign exchange gain (loss) for those outstanding contracts in the year ended December 31, 2018 (2017 — Foreign exchange gain of $307).

(b)    Credit Facilities

On July 31, 2018, we entered into a new committed $30 million senior secured revolving term credit facility ("Revolving Facility") with the Canadian Imperial Bank of Commerce as a sole lender and as Administrative Agent. The new Revolving Facility replaced the Company’s previous $10 million uncommitted revolving credit facility. The Revolving Facility is secured by a pledge against substantially all of our assets and includes an accordion feature, which permits the Company to increase the aggregate revolving loan commitments thereunder on an uncommitted basis subject to certain conditions. The Revolving Facility matures on July 31, 2021 and will be used for general corporate purposes, including, but not limited to, capital expenditures, working capital requirements and/or certain acquisitions permitted under the Revolving Facility. As at December 31, 2018, there were no borrowings under the Revolving Facility.

(c)     Letters of credit

During the second quarter of 2018, we reduced our revolving standby letter of credit facility with Toronto Dominion Bank from $10 million to $1.5 million in connection with the Revolving Facility. The credit facility is used for the issuance of letters of credit and guarantees and is guaranteed by Export Development Canada. As at December 31, 2018, there were two letters of credit issued against the revolving standby letter of credit facility for a total value of $0.1 million.